Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2012	46,660,781
Balance at Dec. 31, 2012	$ 59	$ 174,218	$ (131,903)	$ 15,338	$ 57,712
Stock-based compensation		4,305			4,305
Issuance of restricted stock (in shares)	70,882
Tax benefit related to options		$ 1,514			1,514
Repurchase of common stock (in shares)	(528,403)
Repurchase of common stock			$ (5,996)		(5,996)
Exercise of stock options (in shares)	912,524
Exercise of stock options	$ 1	$ 1,302			1,303
Net income				$ 14,128	$ 14,128
Balance (in shares) at Dec. 31, 2013	47,115,784				47,115,784
Balance at Dec. 31, 2013	$ 60	$ 181,339	$ (137,899)	$ 29,466	$ 72,966
Tax benefit related to options		(1,514)			(1,514)
Stock-based compensation		4,707			4,707
Issuance of restricted stock (in shares)	360,228
Tax benefit related to options		661			$ 661
Repurchase of common stock (in shares)					(528,403)
Repurchase of common stock					$ (6,000)
Exercise of stock options (in shares)	186,176
Exercise of stock options		$ 203			203
Net income				$ 14,967	$ 14,967
Balance (in shares) at Dec. 31, 2014	47,657,813				47,657,813
Balance at Dec. 31, 2014	$ 60	$ 185,588	$ (137,899)	$ 44,433	$ 92,182
Tax benefit related to options		$ (661)			$ (661)
Cancellation of shares (in shares)	(4,375)
Cancellation of shares